GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1: — GENERAL

a.
Celsus Therapeutics Plc. (the “Company”) (a development stage company), was incorporated in Great Britain as a private limited company and commenced business operations on October 7, 2004. On February 15, 2005 the Company was registered as a non-traded public company under the laws of England and Wales.

The Company is engaged in the development of ethical synthetic drugs for the treatment of inflammatory conditions such as atopic dermatitis, etc.
The Company listed its securities on the NASDAQ Stock Market in January 2014.
b.
On January 28, 2005 the Company acquired Celsus Therapeutics Inc. (the “Subsidiary”). The Subsidiary was the owner of the intellectual property rights in drugs which it develops under a license that was granted by Yissum, the research development company of the Hebrew University of Jerusalem Israel (“Yissum”) on November 27, 2002 and in connection with which a sublicense agreement was signed between the Subsidiary and the Company on February 1, 2005 (for details about the license agreement and the sublicense agreement see Note 6 to the consolidated financial statements as of December 31, 2013).

c.
On March 22, 2011 the Company established an Israeli subsidiary, Morria Biopharma Ltd., which is wholly-owned by the Company. As of the date of the condensed consolidated financial statements, this Israeli subsidiary is inactive.

d.
The Company depends on third-party suppliers for the raw materials required for the production of its product candidates. The Company also does not have the ability to independently conduct clinical trials for its product candidates, and it relies on third parties, such as contract research organizations, medical institutions, and clinical investigators to perform this function.

e.	The Financial statements are in United States dollars:
Most of the Company's costs and financing are in U.S. dollars (“Dollar”). The Company's management believes that the Dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiaries is the Dollar.
The Company and its subsidiaries' transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-Dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.
f.
The Company is in the development stage and devotes most of its efforts toward research and development activities. As reflected in the accompanying unaudited condensed financial statements, the Company incurred a loss for the nine month period ended September 30, 2014 of $6,586 and had a negative cash flow from operating activities of $6,933 during the nine month period ended September 30, 2014. The accumulated deficit as of September 30, 2014 is $27,128. The Company has not yet generated revenues from product sale.

The Company is addressing its liquidity needs by implementing initiatives to raise additional funds as well as other measures that will allow it to cover its anticipated budget. Such initiatives included the February 2014 Financing in which the Company raised gross proceeds of $9,200. See also Note 6.
The Company is currently conducting a Phase II clinical trial for its lead clinical candidate, but has no assurance of positive results. In case of positive results, the Company will have to obtain sufficient capital resources to continue to fund additional clinical trials.
There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company is unable to raise sufficient capital resources, the Company will not be able to continue the development of all of its products or may be required to delay part of the development programs in order to remain a viable company beyond March 31, 2016.

NOTE 1: — GENERAL

a.
Celsus Therapeutics PLC. (Formerly Morria Biopharmaceuticals Plc.) (the “Company”) (a development stage company) was incorporated in Great Britain as a private limited company and commenced business operations on October 7, 2004. On February 15, 2005 the Company was registered as a non-traded public company under the laws of England and Wales. The Company is engaged in the development of ethical synthetic drugs for the treatment of severe chronic inflammatory conditions such as contact dermatitis, etc.

During 2013, the Company changed its corporate name to Celsus Therapeutics Plc.
In February 2013, the Company listed its securities on the Over-the-Counter Bulletin Board (the “OTCQB”). Subsequent to the balance sheet date, the Company up listed to the NASDAQ Capital Market (see Note 15a).
b.
On January 28, 2005 the Company acquired Morria Biopharmaceuticals Inc. (the “Subsidiary”), now Celsus Therapeutics Inc. The Subsidiary was the owner of the intellectual property rights in drugs which it develops under a license that was granted by Yissum, the research development company of the Hebrew University of Jerusalem Israel (“Yissum”) on November 27, 2002, and in connection with which a sublicense agreement was signed between the Subsidiary and the Company on February 1, 2005 (for details about the license agreement and the sublicense agreement see Note 8).

c.
On March 22, 2011 the Company established an Israeli subsidiary, Morria Biopharma Ltd., which is wholly-owned by the Company. As of the date of the financial statements, this Israeli subsidiary is inactive.

d.	As of December 31, 2013, the Company has accumulated losses in the total amount of $20,542 and has negative cash flow from operating activity in 2013 in the total amount of $16,197.
There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs.
The Company’s inability to raise funds to carry its research and development activities will have severe negative impact on its ability to remain a viable company beyond June, 2015. The Company is addressing its liquidity issues by implementing initiatives to raise additional funds as well as other measures.
Subsequent to the balance sheet date, the Company raised capital and received gross proceeds of $9,200 (excluding approximately $1,100 of issuance costs) in consideration for the issuance of ordinary shares, as described in more detail in Note 15a.
e.
The Company depends on third-party suppliers for the phospholipids and hyaluronic acid that is required for the production of its product candidates. The Company also does not have the ability to independently conduct clinical trials for its product candidates, and it relies on third parties such as contract research organizations, medical institutions, and clinical investigators to perform this function.